Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions and Balances with Major Related Parties
a) The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the Group
Baidu and its subsidiaries (“Baidu Group”) Others	Controlling shareholder of the Company Equity investees

b) The Group had the following related party transactions with the major related parties:

	Nine months ended September 30,
	2019	2020	2020
	RMB	RMB	US$
Membership services
Membership services revenue earned from memberships sold to Baidu Group	14,051	11,900	1,753
Membership services revenue earned from memberships sold by Others	8,047	740	109
Online advertising revenues
Advertising services provided to Baidu Group	37,484	94,651	13,941
Advertising services provided to Others	14,151	59,074	8,701
Content distribution revenues
Content licensed to Others	389,990	137,597	20,266
Other revenues
Other services provided to Baidu Group	7,946	11,976	1,764
Other services provided to Others	31,022	30,019	4,421
Interest income
Loans due from Others	3,596	1,247	184

	506,287	347,204	51,139

Cost of revenues
License fees to Baidu Group	18,902	11,839	1,744
Bandwidth fee to Baidu Group	747,194	763,801	112,496
Traffic acquisition and other services provided by Baidu Group (i)	119,652	—	—
Others (ii)	80,196	52,244	7,695
Selling, general and administrative
Advertising services provided by Baidu Group	1,440	771	114
Others	1,042	16,362	2,410
Research and development
Cloud services provided by Baidu Group	12,085	7,381	1,087

	980,511	852,398	125,546

(i)
On April 12, 2018, the Company issued to Baidu an aggregate of 36,860,691 Class B ordinary shares pursuant to a share purchase agreement with Baidu entered into in February 2018, in exchange for Baidu providing traffic acquisition and other services in relation with ticket booking service, which was recorded as intangible assets.

(ii)
The transactions mainly represent revenue sharing arrangements with various equity investees. The Group entered into a revenue sharing arrangement in 2018 to become the exclusive sales agent for an equity investee and provided a minimum guarantee of a RMB100,000 of annual sales for a one year period. RMB61,698 and RMB nil (US$ nil) was recognized as cost of revenues for the nine months ended September 30, 2019 and 2020, respectively.

For the nine months ended September 30, 2019 and 2020, the Group purchased contents from various equity investees for total amounts of RMB510,889 and
RMB993,652
(US$ 146,349), respectively.

c) The Group had the following related party balances with the major related parties:

	As of
	December 31, 2019	September 30, 2020	September 30, 2020
	RMB	RMB	US$
Amounts due from related parties, current:
Due from Baidu Group (i)	35,560	48,868	7,197
Loans receivable from Others (ii)	105,934	—	—
Due from Others (iii)	70,499	120,931	17,812

	211,993	169,799	25,009

Amounts due from related parties, non-current:
Due from Others (iv)	172,200	242,000	35,643

	172,200	242,000	35,643

	As of
	December 31, 2019	September 30, 2020	September 30, 2020
	RMB	RMB	US$
Amounts due to related parties, current:
Loans due to Baidu Group (v)	50,000	50,000	7,364
Due to Baidu Group (vi)	1,014,283	800,815	117,947
Deferred revenue in relation to services to be provided to an equity investee (vii)	169,677	166,144	24,470
Due to Others (viii)	370,298	811,126	119,467

	1,604,258	1,828,085	269,248

Amounts due to related parties, non-current:
Loans due to Baidu Group (v)	650,000	650,000	95,735
Due to Baidu Group (vi)	1,570	2,050	302
Deferred revenue in relation to services to be provided to an equity investee (vii)	410,187	341,512	50,299
Due to Others	126	46	7

	1,061,883	993,608	146,343

(i)	The balance mainly represents amounts due from Baidu Group for advertising services.
(ii)	The balance as of December 31, 2019 represents loans provided to a Group’s equity investee with an interest rate of 5%, which were fully repaid during the nine months ended September 30, 2020.
(iii)	The balance mainly represents amounts due from or advances made to equity investees for content distribution service and other services.
(iv)	The balance represents prepaid licensed copyrights for the Group’s equity investees.
(v)
The total outstanding balance represents an interest-free loan of RMB50,000, which is due on demand and an interest-free loan of RMB650,000 provided by Baidu in January 2018 that will mature in January 2023.

(vi)	The balance mainly represents amounts owed to Baidu for provision of bandwidth and cloud services.
(vii)	The balance represents deferred revenue in relation to content distribution, licenses of intellectual property and traffic support services to be provided to an equity investee.
(viii)	The balance mainly represents amounts owed to the Group’s equity investees for licensed copyrights and advances made for online advertising services.